Employee Benefits	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
12. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China. The expense of $528, $492 and $331 included in the consolidated statements of operations related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2010, 2011 and 2012, respectively.